WARRANTS AND OPTIONS	6 Months Ended
Jun. 30, 2025
Warrants And Options
WARRANTS AND OPTIONS

NOTE 6 - WARRANTS AND OPTIONS

a) Warrants

(i)	Warrant transactions for the six months ended June 30, 2025, and for the year ended December 31, 2024, are as follows:

	Number	Weighted Average Exercise Price
Balance, January 1, 2024	4,386,234	$6.58
Warrants issued in the January 2024 Registered Direct Offering	651,062
Warrants issued in the July 2024 Private Placement	1,200,000
Exercise of warrants	(1,330,300)
Warrants issued in the October 2024 Private Placement	21,333
Balance, December 31, 2024	4,928,329	$6.17
Expiry of warrants	(11,506)
Exercise of warrants	(1,407,787)
Warrants issued in the January 2025 Registered Direct Offering	229,688
Balance, June 30, 2025	3,738,724	$7.10

During the six-month period ended June 30, 2025, the Company issued 1,407,787 shares in respect of 1,407,787 warrants that were exercised for total proceeds of $7,251.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

As at June 30, 2025, the Company had outstanding warrants, enabling the holders to acquire Common Shares as follows:

June 30, 2025	Expiry date	Exercise price		Exercise price (USD)
977,425	November 10, 2025	ILS	17.8545	$5.29
546,653	December 24, 2025	ILS	17.8545	$5.29
88,440	April 18, 2026	ILS	72.563	$21.52
433,825	May 28, 2026	ILS	72.563	$21.52
652,546	November 6, 2025	CAD	5.10	$3.67
202,621	December 12, 2025	CAD	5.13	$3.75
586,193	January 4, 2026	CAD	5.13	$3.75
21,333	October 2, 2026	CAD	2.70	$1.875
229,688	January 29, 2030	USD	8.00	$8.00
3,738,724

b) Stock Options

Stock option transactions for the six months ended June 30, 2025, and for the year ending December 31, 2024, are as follows:

	Number	Weighted Average Exercise Price (CAD)	Weighted Average Exercise Price (USD)
Balance January 1, 2024	1,411,170	$6.33	$4.78
Options granted (i)	552,000
Expiry of options	(206,500)
Balance December 31, 2024	1,756,670	$5.39	$3.75
Options cancelled	(85,333)
Options exercised	(145,999)
Options granted (ii)(iii)	834,000	-
Balance June 30, 2025	2,359,338	$6.70	$4.69

(i)	On August 14, 2024, 552,000 stock options were issued to employees, consultants and officers with an exercise price of $1.78. The options expire on August 13, 2029. The fair value of the options granted was estimated at $779 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.78; Expected option life 5 years; Volatility 109%; Risk-free interest rate 3.67%; Dividend yield 0%.

(ii)	On January 15, 2025, the Company granted an employee 105,000 share options to purchase Common Shares of the company with an exercise price of $6.40 per share. The share options vest quarterly starting on January 15, 2026, and expire on January 15, 2035. The fair value of the options granted was estimated at $627 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.38; Expected option life 10 years; Volatility 110%; Risk-free interest rate 4.65%; Dividend yield 0%.

(iii)	On February 12, 2025, the Company granted the CEO 500,000 share options to purchase Common Shares with an exercise price of $6.40 per share, vesting immediately and expiring on February 2, 2035. The fair value of the options granted was estimated at $3,092 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.61; Expected option life 10 years; Volatility 110%; Risk-free interest rate 4.64%; Dividend yield 0%.

(iii)	On June 20, 2025, 229,000 share options were granted to employees. 30,000 share options have an exercise price of $1.775 per share and their vesting schedule is as follows: a third vest on June 30, 2025, a third on June 30, 2026, and a third on June 30, 2027. The remaining 199,000 share options have an exercise price of $6.40 per share and their vesting schedule is as follows: a third vest on June 30, 2026, a third on June 30, 2027, and a third on June 30, 2028. The options expire on June 20, 2035. The fair value of the options granted was estimated at $2,252 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $10.36; Expected option life 10 years; Volatility 108%; Risk-free interest rate 4.38%; Dividend yield 0%.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 6 - WARRANTS AND OPTIONS (CONTINUED)

b) Stock Options (continued)

As at June 30, 2025, the Company had outstanding stock options, enabling the holders to acquire Common Shares as follows:

Outstanding as of June 30, 2025	Exercisable as of June 30, 2025	Expiry date	Exercise price (CAD)		Exercise price (USD)
82,667	82,667	August 20, 2025	CAD	3.75	$2.61
20,000	20,000	June 3, 2026	CAD	21.00	$14.62
6,671	6,671	October 28, 2026	CAD	20.00	$13.93
360,000	315,000	August 2, 2032	CAD	8.90	$6.19
120,000	120,000	August 21, 2032	CAD	10.00	$6.95
220,000	220,000	January 4, 2033	CAD	4.13	$2.87
100,000	100,000	January 4, 2033	CAD	4.13	$2,87
40,000	40,000	November 25, 2027	CAD	5.03	$3.49
114,000	96,000	April 18, 2033	CAD	4.00	$2.78
462,000	154,000	August 14, 2034	CAD	2.55	$1.78
105,000	-	January 15, 2035	CAD	9.21	$6.40
500,000	500,000	February 2, 2035	CAD	9.21	$6.40
30,000	10,000	June 20, 2035	CAD	2.43	$1.775
199,000	-	June 20, 2035	CAD	8.77	$6.40
2,359,338	1,664,338

Share-based compensation expense is recognized over the vesting period of options. During the three and six months ended June 30, 2025, share-based compensation of $426 and $3,740 was recognized and charged to the Consolidated Statement of Comprehensive Loss, respectively (for the three and six months ended June 30, 2024 – $132 and $486, respectively).

c) RSUs

On January 15, 2025, the Company granted the an employee 20,000 Restricted Share Units (“RSUs”) pursuant to the Company’s RSU plan and in acknowledgement of the Company’s recent success and future workload. The RSUs will vest immediately.

On February 12, 2025, the Company granted the CEO 400,000 RSUs pursuant to the Company’s RSU plan and in acknowledgement of the Company’s recent success and future workload. The RSUs will vest upon the Company entering into one or more agreements for the binding supply of at least 10,000 smart carts.

On June 20, 2025, the Company granted 125,000 RSUs to an advisor. The RSUs vest immediately.

RSUs transactions for the six months ended June 30, 2025, and for the year ending December 31, 2024, are as follows:

Number
Balance, January 1, 2024	588,834
RSUs granted	326,000
Expiry of RSUs	(40,166)
Exercise of RSUs	(764,001)
Balance, December 31, 2024	110,667
RSUs granted	545,000
Expiry of RSUs	(6,000)
Exercise of RSUs	(20,000)
Balance, June 30, 2025	629,667

Total exercisable RSUs as at June 30, 2025, are 159,667 (December 31, 2024 – 8,000). During the three and six months ended June 30, 2025, share-based compensation of $2,822 and $3,342 was recognized and charged to the Consolidated Statement of Comprehensive Loss, respectively (for the three and six months ended June 30, 2024 – $2,410 and $2,547, respectively).

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)